INFORMATION BY INDUSTRY SEGMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INFORMATION BY INDUSTRY SEGMENT
13.	INFORMATION BY INDUSTRY SEGMENT

Our reporting segments correspond to the following three market segments in which we operate: coated papers, including coated groundwood and coated freesheet; hardwood market pulp; and other, consisting of specialty papers. We operate primarily in one geographic segment, North America. Our products are used primarily in media and marketing applications, including catalogs, magazines, and commercial printing applications such as high-end advertising brochures, annual reports, and direct-mail advertising.

The following table summarizes the industry segment data for the three-month and six-month periods ended June 30, 2012 and 2011:

	VERSO PAPER HOLDINGS LLC
	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in thousands)	2012	2011	2012	2011
Net Sales:
Coated papers	$284,967	$320,652	$588,182	$672,342
Hardwood market pulp	36,263	36,206	69,133	71,943
Other	44,032	41,921	83,242	71,086

Total	$365,262	$398,779	$740,557	$815,371

Operating Income (Loss):
Coated papers	$(6,289)	$4,630	$(15,100)	$12,854
Hardwood market pulp	3,291	7,051	4,252	16,315
Other	(6,526)	(4,694)	(10,936)	(8,048)

Total	$(9,524)	$6,987	$(21,784)	$21,121

Depreciation, Amortization, and Depletion:
Coated papers	$24,180	$24,803	$48,800	$49,919
Hardwood market pulp	4,525	4,194	8,798	8,477
Other	3,072	2,648	5,602	4,596

Total	$31,777	$31,645	$63,200	$62,992

Capital Spending:
Coated papers	$11,849	$18,396	$27,299	$27,561
Hardwood market pulp	1,293	8,237	2,212	12,098
Other	940	131	1,561	347

Total	$14,082	$26,764	$31,072	$40,006

18.	INFORMATION BY INDUSTRY SEGMENT

Our reporting segments correspond to the following three market segments in which we operate: coated and supercalendered papers; hardwood market pulp; and other, consisting of specialty papers. We operate in one geographic segment, the United States. Our core business platform is as a producer of coated freesheet, coated groundwood, and uncoated supercalendered papers. These products are used in catalogs, magazines, retail inserts, and commercial print.

The following table summarizes the industry segments for the years ended December 31, 2011, 2010, and 2009:

	Year Ended December 31,
(Dollars in thousands)	2011	2010	2009
Net Sales:
Coated and supercalendered	$1,418,817	$1,314,961	$1,198,758
Hardwood market pulp	150,111	164,948	104,541
Other	153,561	125,407	57,555

Total	$1,722,489	$1,605,316	$1,360,854

Operating Income (Loss):
Coated and supercalendered	$3,470	(38,884)	(57,240)
Hardwood market pulp	33,357	49,267	(12,548)
Other	(12,945)	(14,193)	(7,417)

Total	$23,882	$(3,810)	$(77,205)

Depreciation, Amortization, and Depletion:
Coated and supercalendered	$98,370	$100,902	$110,415
Hardwood market pulp	17,249	18,313	17,916
Other	9,676	8,152	4,351

Total	$125,295	$127,367	$132,682

Capital Spending:
Coated and supercalendered	$65,227	$59,067	$28,604
Hardwood market pulp	23,695	11,017	3,869
Other	1,350	3,562	1,743

Total	$90,272	$73,646	$34,216